CASH FLOW STATEMENT (Tables)	12 Months Ended
Dec. 31, 2018
CASH FLOW STATEMENT
Schedule of cash flow statement

	Borrowings
			Due within	Due after	Net	Net
	Cash	Overdrafts	one year	one year	currency swaps	interest swaps	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 1 January 2016	120	(18)	(28)	(1,434)	(2)	1	(1,361)
Net cash flow impact	(18)	(45)	4	(129)	25	(2)	(165)
Exchange adjustment	(2)	1	–	(1)	(22)	–	(24)
At 31 December 2016	100	(62)	(24)	(1,564)	1	(1)	(1,550)
Net cash flow impact	64	49	9	139	(24)	(1)	236
Termination of finance lease	–	–	2	3	–	–	5
Exchange adjustment	5	(1)	–	(1)	25	–	28
At 31 December 2017	169	(14)	(13)	(1,423)	2	(2)	(1,281)
Net cash flow/debt movement	200	(18)	(118)	126	8	(1)	197
Exchange adjustment	(4)	–	(1)	(4)	(11)	–	(20)
At 31 December 2018	365	(32)	(132)	(1,301)	(1)	(3)	(1,104)

Reconciliation of net cash flow to movement in net debt

	2018	2017	2016
	$ million	$ million	$ million
Net cash flow from cash net of overdrafts	182	113	(63)
Settlement of currency swaps	8	(24)	25
Net cash flow from borrowings	7	147	(127)
Change in net debt from net cash flow	197	236	(165)
Termination of finance lease	–	5	–
Exchange adjustment	(20)	28	(24)
Change in net debt in the year	177	269	(189)
Opening net debt	(1,281)	(1,550)	(1,361)
Closing net debt	(1,104)	(1,281)	(1,550)

Cash and cash equivalents

For the purposes of the Group cash flow statement cash and cash equivalents at 31 December 2018 comprise cash at bank net of bank overdrafts.

	2018	2017	2016
	$ million	$ million	$ million
Cash at bank	365	169	100
Bank overdrafts	(32)	(14)	(62)
Cash and cash equivalents	333	155	38

The Group operates in over 100 countries around the world, some of which impose restrictions over cash movement. These restrictions have only a minimal impact of the management of the Group’s cash.

Cash (inflows)/outflows arising from financing activities

	Repayment	Borrowing	Cash			Proceeds from own
	of bank	of bank	outflow		Purchase of	shares/issue of
	loans	loans	from other	Dividends	own shares	ordinary shares	Total
2018	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Debt	401	(394)	8	–	–	–	15
Equity	–	–	–	321	48	(13)	356
Total	401	(394)	8	321	48	(13)	371

2017
Debt	770	(623)	(24)	–	–	–	123
Equity	–	–	–	269	52	(10)	311
Total	770	(623)	(24)	269	52	(10)	434

2016
Debt	797	(924)	25	–	–	–	(102)
Equity	–	–	–	279	368	(16)	631
Total	797	(924)	25	279	368	(16)	529